Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Interest rate swaps-liability position, at fair value	$ 52,117	$ 73,931
Forward contracts - liability position		1,009
Forward contracts - asset position	$ 352	$ 0